Other Assets - Collateral Pledged Against Derivative Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Swaps | Asset Pledged as Collateral without Right
Derivative [Line Items]
Restricted Cash	$ 14,446	$ 0